Document and Entity Information	0 Months Ended
Jun. 14, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 14, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jun. 14, 2013
Document Effective Date	Jun. 14, 2013
Prospectus Date	Mar. 01, 2013
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:
Trading Symbol	PDN
PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
Risk/Return:
Trading Symbol	PCEF
PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:
Trading Symbol	IDLV
PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:
Trading Symbol	EELV
PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:
Trading Symbol	IDHB
PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:
Trading Symbol	EEHB